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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05216
-----------------------------------------------------------------

                           Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


ELFUN INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2005 (UNAUDITED)


                                                                   NUMBER OF
                                                                      SHARES                    VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.3%
---------------------------------------------------------------------------------------------------------
BRAZIL - 2.9%
Cia Vale do Rio Doce ADR                                             145,014                    $4,246
Empresa Brasileira de Aeronautica S.A. ADR                            50,988                     1,686 (f)
Petroleo Brasileiro S.A. ADR.                                         23,766                     1,094
                                                                                                 7,026
CANADA - 1.0%
Alcan Inc.                                                            28,416                       853 (f)
Manulife Financial Corp.                                              15,849                       757 (f)
Nortel Networks Corp.                                                257,261                       670 (a)
                                                                                                 2,280

CHINA - 0.8%
China Petroleum & Chemical Corp.                                   2,684,000                     1,053
Huaneng Power International, Inc.                                  1,244,255                       912 (f)
                                                                                                 1,965

DENMARK - 0.6%
Group 4 Securicor PLC                                                529,695                     1,429

FINLAND - 2.0%
Nokia Oyj                                                            275,996                     4,628
Sampo Oyj (Series A)                                                  16,844                       263
                                                                                                 4,891

FRANCE - 14.0%
Accor S.A.                                                             8,028                       377 (f)
AXA S.A.                                                             120,957                     3,027 (f)
BNP Paribas                                                           64,327                     4,416 (f)
Carrefour S.A.                                                        40,745                     1,978 (f)
Credit Agricole S.A.                                                  91,515                     2,322 (f)
France Telecom S.A.                                                   51,682                     1,512
Lagardere S.C.A. (Regd.)                                              46,073                     3,416 (f)
LVMH Moet Hennessy Louis Vuitton S.A.                                 23,135                     1,790 (f)
Renault S.A.                                                          28,542                     2,519 (f)
Sanofi-Aventis                                                        28,079                     2,308 (f)
Total S.A.                                                            28,947                     6,809 (f)
Veolia Environnement                                                  88,312                     3,322 (f)
                                                                                                33,796

GERMANY - 6.0%
Allianz AG (Regd.)                                                    15,203                     1,748 (f)
BASF AG                                                               37,024                     2,465
Bayerische Motoren Werke AG                                           33,201                     1,517 (f)
E.ON AG                                                               42,989                     3,835 (f)
Linde AG                                                              19,493                     1,317 (f)
Siemens AG (Regd.)                                                    49,240                     3,597
                                                                                                14,479

HONG KONG - 2.4%
Hongkong Land Holdings Ltd.                                          550,997                     1,537
Jardine Matheson Holdings Ltd.                                        56,000                       991
Sun Hung Kai Properties Ltd. (REIT)                                  331,709                     3,275
                                                                                                 5,803

INDIA - 1.0%
ICICI Bank Ltd. ADR                                                   33,159                       725
Reliance Industries Ltd. GDR                                          58,747                     1,710 (b)
                                                                                                 2,435

ITALY - 5.1%
Banca Intesa S.p.A.                                                  414,092                     1,897
Ente Nazionale Idrocarburi S.p.A.                                    215,567                     5,561 (f)
Mediaset S.p.A.                                                       24,233                       286 (f)
Telecom Italia S.p.A                                                 231,394                       601
UniCredito Italiano S.p.A.                                           732,131                     3,871 (f)
                                                                                                12,216

JAPAN - 14.9%
Acom Co. Ltd.                                                         55,179                     3,540
Aiful Corp.                                                           19,475                     1,454
Asahi Glass Co. Ltd.                                                 339,014                     3,567 (f)
Canon Inc.                                                            45,700                     2,409 (f)
Chiyoda Corp.                                                        186,160                     2,310 (f)
Chugai Pharmaceutical Co. Ltd.                                        55,200                       853 (f)
Daikin Industries Ltd.                                                22,999                       576 (f)
Honda Motor Co. Ltd.                                                  35,500                     1,752
Hoya Corp.                                                            21,300                     2,460
Komatsu Ltd.                                                         170,150                     1,322
Kubota Corp.                                                         111,000                       609
Lawson, Inc.                                                          15,746                       550
Mitsubishi Estate Co. Ltd. (REIT)                                    172,000                     1,895 (f)
Mitsui & Co. Ltd.                                                    200,000                     1,895
Mitsui OSK Lines Ltd.                                                241,786                     1,495 (f)
Mitsui Sumitomo Insurance Co. Ltd.                                   290,000                     2,615
Nidec Corp.                                                           16,637                     1,763
Nomura Holdings, Inc.                                                153,900                     1,843
SMC Corp.                                                             18,859                     2,059 (f)
Toto Ltd.                                                             47,000                       372 (f)
Toyota Motor Corp.                                                    13,587                       487
                                                                                                35,826

MALAYSIA - 0.5%
Malaysia International Shipping Corp. BHD                            223,759                     1,054

MEXICO - 1.0%
America Movil S.A. de C.V. ADR (Series L)                             41,407                     2,468

NETHERLANDS - 2.7%
ING Groep N.V.                                                        81,701                     2,312
Koninklijke Philips Electronics N.V.                                 166,132                     4,204
                                                                                                 6,516

NORWAY - 1.3%
Stolt Offshore S.A.                                                  187,930                     1,718 (a)
Telenor ASA                                                          188,551                     1,507
                                                                                                 3,225

RUSSIA - 0.6%
LUKOIL ADR                                                            34,052                     1,252 (b)
LUKOIL ADR                                                             5,044                       186
                                                                                                 1,438

SOUTH KOREA - 2.1%
Kookmin Bank                                                          33,933                     1,545
Samsung Electronics Co. Ltd.                                           7,210                     3,446
                                                                                                 4,991

SPAIN - 4.0%
ACS Actividades de Construccion y Servicios S.A.                      57,110                     1,600
Banco Santander Central Hispano S.A. (Regd.)                         281,876                     3,273 (f)
Telefonica S.A.                                                      283,151                     4,642 (f)
Telefonica S.A. ADR                                                    1,478                        72 (f)
                                                                                                 9,587

SWEDEN - 2.5%
Sandvik AB                                                            81,454                     3,030 (f)
Telefonaktiebolaget LM Ericsson (Series B)                           889,419                     2,859
                                                                                                 5,889

SWITZERLAND - 8.0%
ABB Ltd. (Regd.)                                                     351,433                     2,304 (a)
Adecco S.A.                                                           29,979                     1,367
Credit Suisse Group (Regd.)                                           88,748                     3,502 (e)
Holcim Ltd.                                                           21,588                     1,314
Nestle S.A. (Regd.)                                                   18,618                     4,767 (e)
Novartis AG (Regd.)                                                   14,657                       699
Roche Holding AG                                                      41,593                     5,266
                                                                                                19,219

TAIWAN - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.                        2,631,011                     4,585

UNITED KINGDOM - 23.0%
BG Group PLC                                                         265,462                     2,184
BHP Billiton PLC                                                     516,148                     6,587 (e)
Brambles Industries PLC                                              708,339                     3,885
Diageo PLC                                                           229,819                     3,390
GlaxoSmithKline PLC                                                  256,774                     6,218 (e)
Group 4 Securicor PLC                                                386,110                     1,017
Kingfisher PLC                                                       454,246                     2,003
Lloyds TSB Group PLC                                                 259,575                     2,201
National Grid Transco PLC                                             51,813                       502
Prudential PLC                                                       205,274                     1,826
Reed Elsevier PLC                                                    346,674                     3,321
Rio Tinto PLC (Regd.)                                                 86,608                     2,652
Royal Bank of Scotland Group PLC                                     118,538                     3,582
Smith & Nephew PLC                                                   283,936                     2,804
Smiths Group PLC                                                     273,890                     4,512
Tesco PLC                                                            714,215                     4,081
Vodafone Group PLC                                                 1,751,789                     4,270 (e)
Wolseley PLC                                                          22,550                       475
                                                                                                55,510

TOTAL INVESTMENTS IN SECURITIES                                                                236,628
(COST $196,053)

-------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 21.6%
-------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.7%
GEI Short Term Investment Fund
3.20%                                                              4,076,009                     4,076 (c,g)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES  ON LOAN - 19.9%
State Street Navigator Securities Lending Prime
Portfolio
3.31%                                                             48,028,589                    48,029  (c,d)

TOTAL SHORT-TERM INVESTMENTS                                                                    52,105
(COST $52,105)

TOTAL INVESTMENTS                                                                              288,733
(COST $248,158)

LIABILITIES IN EXCESS OF OTHER ASSETS - (19.9)%                                               (47,847)

                                                                                              --------
NET ASSETS  - 100.0%                                                                          $240,886
                                                                                              ========


--------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------

The Elfun International Equity had the following long futures contracts open at June 30, 2005:



                                                                                  CURRENT
                                                                NUMBER OF        NOTIONAL         UNREALIZED
DESCRIPTION                        EXPIRATION DATE              CONTRACTS           VALUE       APPRECIATION
--------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx Index Futures         September 2005                     9         $348                    $ 5
FTSE 100 Index Futures              September 2005                     2          184                      3
Topix Index Futures                 September 2005                     3          318                      9
                                                                                                         ---
                                                                                                         $17
                                                                                                         ===


--------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------

The Elfun International Equity was invested in the following sectors at June 30, 2005:

SECTOR                                       Percentage (based on
                                                    Market Value)

Financials                                                 18.85%
Short-Term                                                 18.05%
Industrials                                                13.91%
Information Technology                                      7.90%
Consumer Discretionary                                      7.50%
Energy                                                      7.47%
Materials                                                   6.73%
Health Care                                                 6.29%
Telecommunication Services                                  5.22%
Consumer Staples                                            5.11%
Utilities                                                   2.97%
                                                          ------
                                                          100.00%
                                                          ======

--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30, 2005
--------------------------------------------------------------------------------


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $2,962 or 1.23% of net assets for the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)  Coupon amount represents effective yield.

(d) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(e) At June 30, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(f)  All or a portion of the security is out on loan.

(g) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.



Abbreviations:

ADR         American Depository Receipt
GDR         Global Depository Receipt
REGD.       Registered
REIT        Real Estate Investment Trust

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 29, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 29, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  August 29, 2005